Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($)	Jan. 31, 2026	Jan. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 222,006,647	$ 180,197,331
Less: Benefits payable per the Form 5500	(907,467)	(556,543)
Net assets available for benefits per the Form 5500	$ 221,099,180	$ 179,640,788